Assets Held for Sale and Assets of a Disposal Group Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Held For Sale [Abstract]
Schedule Of Assets Held For Sale	Details of assets held for sale as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	115,099	￦	(16,528)	￦	98,571	￦	135,192
Buildings held for sale		170,892		(36,923)		133,969		149,569
Other assets held for sale		10,142		(5,364)		4,778		4,778

	￦	296,133	￦	(58,815)	￦	237,318	￦	289,539

	December 31, 2022
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	106,349	￦	(20,395)	￦	85,954	￦	104,990
Buildings held for sale		162,973		(38,869)		124,104		137,706
Other assets held for sale		4,547		(2,847)		1,700		1,699

	￦	273,869	￦	(62,111)	￦	211,758	￦	244,395

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning	Provision	Reversal		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (46,115)	￦ (15,490)	￦	—	￦	2,790	￦ (58,815)

	2022
	Beginning	Provision	Reversal		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (58,815)	￦ (7,587)	￦	242	￦	4,049	￦ (62,111)

Fair Value Measurement Inputs Of Assets Held Forsale Whose Fair Values Are Measured	Valuation techniques and inputs used to measure the fair value of assets held for sale as of December 31, 2022 are as follows:

	December 31, 2022
	Fair value		Valuation techniques 1	Unobservable inputs 2	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	244,395	Sales comparison approach model and others	Adjustment index	0.68 ~ 1.95	Fair value increases as the adjustment index rises

1	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
2	Adjustment index is calculated using the time factor correction or local factors or individual factors.

Summary of Assets of Disposal Group Held for Sale	There is no liabilities of a disposal group held for sale and details of assets of a disposal group held for sale as of December 31, 2021 are as follows:

	December 31, 2021
	498 seventh Holdco LP		498 seventh KOR LLC		Total
	(In millions of Korean won)
Cash	￦	556	￦	512	￦	1,068
Investments in associates		—		169,424		169,424
Other assets		—		1,257		1,257

	￦	556	￦	171,193	￦	171,749

Summary of Accumulated Other Comprehensive Income Relating to Assets	Details of accumulated other comprehensive income relating to assets of a disposal group held for sale as of December 31, 2021 are as follows:

December 31, 2021
(In millions of Korean won)
Currency translation differences	￦ 7,671